Share-based compensation	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
Stock Options
Share-based compensation expense for all stock awards consists of the following (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Research and development	$1,010	$755	$1,557	$1,140
Sales and marketing	496	378	378	768
General and administrative	3,170	2,756	5,171	5,452
Total	$4,676	$3,889	7,106	7,360